TAXATION (Narrative) (Details)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	27.00%	27.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	21.00%